Fees Summary	Jan. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,142,500.00
Previously Paid Amount	0.00
Total Fee Amount	2,777.62
Total Offset Amount	0.00
Net Fee	2,777.62
Narrative - Max Aggregate Offering Price	$ 18,142,500
Final Prospectus	true